Deferred Revenue (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2019	Mar. 31, 2019
Revenue Recognition and Deferred Revenue [Abstract]
Schedule of Deferred Revenue

Deferred revenue at September 30, 2019 and March 31, 2019 is classified as liabilities and totalled:

	As of	As of
	September 30, 2019	March 31, 2019
	(Unaudited)	(Audited)
Deferred revenue	$38,500	$86,250
	$38,500	$86,250

Deferred revenue at March 31, 2019 and 2018, is classified as liabilities and totalled as follows:
	As of	As of
	March 31, 2019	March 31, 2018
Deferred Revenue	$86,250	$-
	$86,250	$-

Schedule of Changes in Deferred Revenue

Changes in deferred revenue were as follows at September 30, 2019 and 2018:

	For the six months ended	For the six months ended
	September 30, 2019	September 30, 2018
Deferred revenue, beginning of the period	86,250	-
Advance receipt of services fee	10,000	-
Performance obligation satisfied	(57,750)	-
Deferred revenue, end of the period	$38,500	$-

Changes in deferred revenue were as follows at March 31, 2019 and 2018:

	For the year ended	For the year ended
	March 31, 2019	March 31, 2018
Advance receipt of services fee	105,500	-
Performance obligation satisfied	(19,250)	-
Deferred revenue, end of the period	$86,250	$-